Restricted cash (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash [Line Items]
Total restricted cash	$ 461		$ 461
Initial proceeds from issuing the notes	0		228
Deferred consideration payment			55
Shareholder loan repayment			43
Funding Escrow for NSN
Restricted Cash [Line Items]
Total restricted cash	328		328
Cash pledged as collateral
Restricted Cash [Line Items]
Total restricted cash	101		101
Other
Restricted Cash [Line Items]
Total restricted cash	$ 32		$ 32
Predecessor
Restricted Cash [Line Items]
Total restricted cash				$ 104
Initial proceeds from issuing the notes		$ 875		0	$ 0
Predecessor | Funding Escrow for NSN
Restricted Cash [Line Items]
Total restricted cash				0
Predecessor | Cash pledged as collateral
Restricted Cash [Line Items]
Total restricted cash				76
Predecessor | Other
Restricted Cash [Line Items]
Total restricted cash				$ 28